Share-Based Compensation (Details) - Restricted Stock	12 Months Ended
Dec. 31, 2022
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	2 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years